UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	March 31, 2016

Item 1. Schedule of Investments:

Putnam VT Absolute Return 500 Fund

The fund's portfolio
3/31/16 (Unaudited)

COMMON STOCKS (24.5%)(a)
			Shares	Value

Basic materials (0.7%)

Bemis Co., Inc.			236	$12,220

Braskem SA Class A (Preference) (Brazil)			900	5,860

China Lesso Group Holdings, Ltd. (China)			36,000	19,306

Graphic Packaging Holding Co.			1,221	15,690

Hyosung Corp. (South Korea)			402	50,623

IRPC PCL (Thailand)			131,000	18,805

Lee & Man Paper Manufacturing, Ltd. (China)			8,000	5,476

Petronas Chemicals Group Bhd (Malaysia)			8,000	13,759

PTT Global Chemical PCL (Thailand)			28,500	49,012

Sappi, Ltd. (South Africa)(NON)			1,153	5,097

Sherwin-Williams Co. (The)			72	20,496

Siam Cement PCL (The) (Thailand)			1,050	13,968

Sonoco Products Co.			207	10,054

				240,366
Capital goods (1.4%)

Allison Transmission Holdings, Inc.			973	26,252

AptarGroup, Inc.			102	7,998

Avery Dennison Corp.			470	33,892

Boeing Co. (The)			412	52,299

BWX Technologies, Inc.			274	9,195

Crown Holdings, Inc.(NON)			251	12,447

General Dynamics Corp.			615	80,793

Lockheed Martin Corp.			28	6,202

Northrop Grumman Corp.			426	84,305

Raytheon Co.			660	80,936

Waste Management, Inc.			1,083	63,897

				458,216
Communication services (2.2%)

AT&T, Inc.			1,118	43,792

China Mobile, Ltd. (China)			9,500	105,871

DISH Network Corp. Class A(NON)			6,830	315,956

Globe Telecom, Inc. (Philippines)			655	31,580

Juniper Networks, Inc.			2,299	58,647

MTN Group, Ltd. (South Africa)			3,554	32,391

Telkom SA SOC, Ltd. (South Africa)			7,217	28,056

Verizon Communications, Inc.			2,153	116,434

				732,727
Consumer cyclicals (3.2%)

Alfa SAB de CV (Mexico)			7,341	14,774

Automatic Data Processing, Inc.			1,020	91,504

AutoZone, Inc.(NON)			96	76,482

Belle International Holdings, Ltd. (China)			20,000	11,576

China Dongxiang Group Co., Ltd. (China)			45,000	9,107

CJ E&M Corp. (South Korea)(NON)			296	16,513

Clorox Co. (The)			54	6,807

Copart, Inc.(NON)			235	9,581

Dolby Laboratories, Inc. Class A			126	5,476

Dollar General Corp.			1,074	91,934

Ecolab, Inc.			111	12,379

Gartner, Inc.(NON)			167	14,921

Hankook Tire Co., Ltd. (South Korea)			115	5,470

Home Depot, Inc. (The)			95	12,676

Hyatt Hotels Corp. Class A(NON)			188	9,304

Imperial Holdings, Ltd. (South Africa)			475	4,816

John Wiley & Sons, Inc. Class A			107	5,231

Kia Motors Corp. (South Korea)			1,208	51,020

Kimberly-Clark de Mexico SAB de CV Class A (Mexico)			19,638	47,444

KOC Holding AS (Turkey)			1,593	8,079

Liberty Media Corp. Class A(NON)			368	14,216

MSG Networks, Inc. Class A(NON)			279	4,824

News Corp. Class B			309	4,094

NIKE, Inc. Class B			1,569	96,446

O'Reilly Automotive, Inc.(NON)			179	48,985

Omnicom Group, Inc.			37	3,080

Scotts Miracle-Gro Co. (The) Class A			107	7,786

ServiceMaster Global Holdings, Inc.(NON)			470	17,710

Sirius XM Holdings, Inc.(NON)			11,545	45,603

Target Corp.			1,168	96,103

Teco Electric and Machinery Co., Ltd. (Taiwan)			15,000	12,234

Thomson Reuters Corp. (Canada)			463	18,742

Top Glove Corp. Bhd (Malaysia)			11,000	14,154

Truworths International, Ltd. (South Africa)			5,256	34,849

Twenty-First Century Fox, Inc.			1,866	52,621

Vantiv, Inc. Class A(NON)			851	45,852

Visteon Corp.			240	19,102

Wal-Mart Stores, Inc.			59	4,041

World Fuel Services Corp.			168	8,161

				1,053,697
Consumer staples (2.8%)

Altria Group, Inc.			1,725	108,089

AMBEV SA (Brazil)			9,600	50,247

Arca Continental SAB de CV (Mexico)			4,388	30,459

Colgate-Palmolive Co.			967	68,319

Constellation Brands, Inc. Class A			533	80,531

Grape King Bio, Ltd. (Taiwan)			2,000	11,465

Gruma SAB de CV Class B (Mexico)			3,204	50,811

Hormel Foods Corp.			806	34,851

JBS SA (Brazil)			13,799	42,023

Kroger Co. (The)			2,077	79,445

KT&G Corp. (South Korea)(NON)			568	54,634

LG Household & Health Care, Ltd. (South Korea)			59	48,754

Match Group, Inc.(NON)			419	4,634

McDonald's Corp.			849	106,702

PepsiCo, Inc.			762	78,090

Sao Martinho SA (Brazil)			698	9,374

Sysco Corp.			1,151	53,786

				912,214
Energy (1.2%)

Bangchak Petroleum PCL (The) (Thailand)			30,300	25,193

California Resources Corp.			63	65

Ecopetrol SA ADR (Colombia)			4,635	39,907

Exxon Mobil Corp.			1,889	157,902

Frank's International NV (Netherlands)			220	3,626

Occidental Petroleum Corp.			677	46,327

Schlumberger, Ltd.			917	67,629

Thai Oil PCL (Thailand)			16,800	33,070

Tupras Turkiye Petrol Rafinerileri AS (Turkey)(NON)			918	25,826

				399,545
Financials (5.0%)

Agricultural Bank of China, Ltd. (China)			134,000	48,194

Allied World Assurance Co. Holdings AG			479	16,736

American Capital Agency Corp.(R)			2,596	48,363

American Financial Group, Inc.			171	12,033

Annaly Capital Management, Inc.(R)			1,047	10,742

Aspen Insurance Holdings, Ltd.			206	9,826

Assurant, Inc.			83	6,403

AvalonBay Communities, Inc.(R)			329	62,576

Banco Bradesco SA ADR (Brazil)			4,161	30,999

Bank Negara Indonesia Persero Tbk PT (Indonesia)			81,900	32,118

Bank of Communications Co., Ltd. (China)			70,000	46,021

Broadridge Financial Solutions, Inc.			274	16,251

BS Financial Group, Inc. (South Korea)			1,810	15,352

Capital One Financial Corp.			1,256	87,053

Care Capital Properties, Inc.(R)			246	6,603

Cathay Financial Holding Co., Ltd. (Taiwan)			25,000	29,945

Chimera Investment Corp.(R)			1,030	13,998

China Cinda Asset Management Co., Ltd. (China)			107,000	37,518

China Construction Bank Corp. (China)			69,000	44,029

China Merchants Bank Co., Ltd. (China)			11,000	23,114

Chongqing Rural Commercial Bank Co., Ltd. (China)			73,000	38,583

CITIC, Ltd. (China)			15,000	22,817

CoreLogic, Inc.(NON)			225	7,808

DAMAC Properties Dubai Co. PJSC (United Arab Emirates)(NON)			44,492	33,052

Discover Financial Services			151	7,689

Dubai Islamic Bank PJSC (United Arab Emirates)(NON)			8,900	14,364

Endurance Specialty Holdings, Ltd.			138	9,017

Equity Commonwealth(NON)(R)			282	7,958

Everest Re Group, Ltd.			89	17,571

Four Corners Property Trust, Inc.(R)			371	6,659

Guangzhou R&F Properties Co., Ltd. (China)			16,000	22,936

Hanover Insurance Group, Inc. (The)			33	2,977

Highwealth Construction Corp. (Taiwan)			14,000	20,445

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)			1,047	30,396

Industrial & Commercial Bank of China, Ltd. (China)			58,000	32,449

Industrial Bank of Korea (South Korea)			4,345	46,543

Liberty Holdings, Ltd. (South Africa)			3,867	37,863

Macquarie Mexico Real Estate Management SA de CV (Mexico)(R)			8,174	11,047

MFA Financial, Inc.(R)			1,355	9,282

Moscow Exchange MICEX-RTS OAO (Russia)			31,999	50,277

People's Insurance Co. Group of China, Ltd. (China)			93,000	39,323

PNC Financial Services Group, Inc. (The)			807	68,248

Popular, Inc. (Puerto Rico)			327	9,355

Porto Seguro SA (Brazil)			799	6,053

ProAssurance Corp.			136	6,882

Public Storage(R)			92	25,376

Reinsurance Group of America, Inc.			110	10,588

RenaissanceRe Holdings, Ltd.			135	16,177

Sberbank of Russia PJSC ADR (Russia)			9,074	62,721

Shinhan Financial Group Co., Ltd. (South Korea)			442	15,653

SLM Corp.(NON)			2,093	13,311

Starwood Property Trust, Inc.(R)			1,138	21,542

Synchrony Financial(NON)			2,747	78,729

TCF Financial Corp.			558	6,841

Two Harbors Investment Corp.(R)			1,359	10,790

U.S. Bancorp			784	31,823

Validus Holdings, Ltd.			293	13,827

Voya Financial, Inc.			897	26,704

Wells Fargo & Co.			2,576	124,575

XL Group PLC			1,473	54,206

				1,670,331
Health care (2.2%)

AmerisourceBergen Corp.			809	70,019

Bio-Rad Laboratories, Inc. Class A(NON)			57	7,793

Cardinal Health, Inc.			771	63,183

Charles River Laboratories International, Inc.(NON)			87	6,607

DaVita HealthCare Partners, Inc.(NON)			528	38,745

Johnson & Johnson			1,410	152,562

McKesson Corp.			443	69,662

MEDNAX, Inc.(NON)			195	12,601

Merck & Co., Inc.			773	40,899

PerkinElmer, Inc.			333	16,470

Pfizer, Inc.			3,618	107,238

Richter Gedeon Nyrt (Hungary)			2,381	47,369

Thermo Fisher Scientific, Inc.			628	88,919

Waters Corp.(NON)			161	21,239

				743,306
Technology (3.9%)

Accenture PLC Class A			731	84,357

Amdocs, Ltd.			373	22,537

Apple, Inc.			717	78,146

Brocade Communications Systems, Inc.			1,567	16,579

Cisco Systems, Inc.			4,300	122,421

Computer Sciences Corp.			306	10,523

CSRA, Inc.			349	9,388

DST Systems, Inc.			326	36,763

eBay, Inc.(NON)			3,085	73,608

Fidelity National Information Services, Inc.			314	19,879

Fiserv, Inc.(NON)			503	51,598

Genpact, Ltd.(NON)			359	9,761

Gentex Corp.			222	3,483

Hon Hai Precision Industry Co., Ltd. (Taiwan)			31,000	81,680

Honeywell International, Inc.			31	3,474

Ingram Micro, Inc. Class A			418	15,010

Leidos Holdings, Inc.			208	10,467

Maxim Integrated Products, Inc.			2,159	79,408

Microsoft Corp.			658	36,341

NetEase, Inc. ADR (China)			278	39,915

Paychex, Inc.			1,310	70,753

Pegatron Corp. (Taiwan)			23,000	53,670

Radiant Opto-Electronics Corp. (Taiwan)			21,000	40,716

Samsung Electronics Co., Ltd. (South Korea)			147	168,646

Synopsys, Inc.(NON)			363	17,584

Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)			2,068	54,182

Tencent Holdings, Ltd. (China)			2,100	42,881

WNS Holdings, Ltd. ADR (India)(NON)			1,045	32,019

Xilinx, Inc.			357	16,933

				1,302,722
Transportation (0.8%)

China Southern Airlines Co., Ltd. (China)			60,000	37,822

MISC Bhd (Malaysia)			14,900	33,989

OHL Mexico SAB de CV (Mexico)(NON)			7,494	11,863

Southwest Airlines Co.			65	2,912

TAV Havalimanlari Holding AS (Turkey)			1,034	6,160

Turk Hava Yollari AO (Turkey)(NON)			14,261	39,390

United Parcel Service, Inc. Class B			938	98,931

Yangzijiang Shipbuilding Holdings, Ltd. (China)			55,100	40,062

				271,129
Utilities and power (1.1%)

AK Transneft OAO (Preference) (Russia)(NON)			10	27,580

American Electric Power Co., Inc.			555	36,852

American Water Works Co., Inc.			230	15,854

Korea Electric Power Corp. (South Korea)			1,246	65,590

PG&E Corp.			865	51,658

Southern Co. (The)			1,705	88,200

Tenaga Nasional Bhd (Malaysia)			16,000	57,168

				342,902

Total common stocks (cost $7,647,690)				$8,127,155

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (15.7%)(a)
			Principal amount	Value

U.S. Government Agency Mortgage Obligations (15.7%)

Federal National Mortgage Association Pass-Through Certificates
3 1/2s, TBA, May 1, 2046			$2,000,000	$2,093,202
3 1/2s, TBA, April 1, 2046			2,000,000	2,097,188
3s, TBA, April 1, 2046			1,000,000	1,025,859

				5,216,249

Total U.S. government and agency mortgage obligations (cost $5,208,360)				$5,216,249

MORTGAGE-BACKED SECURITIES (8.6%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (4.9%)

Federal Home Loan Mortgage Corporation
Ser. 4568, Class MI, IO, 4s, 2046(FWC)			$134,000	$17,420
Ser. 4425, IO, 4s, 2045			226,541	27,203
Ser. 4462, Class KI, IO, 4s, 2045			137,947	22,734
Ser. 4193, Class PI, IO, 4s, 2043			66,887	9,975
Ser. 4013, Class AI, IO, 4s, 2039			103,061	10,495
Ser. 4121, Class AI, IO, 3 1/2s, 2042			227,723	41,302
Ser. 4097, Class PI, IO, 3 1/2s, 2040			149,764	15,954
Ser. 4134, Class PI, IO, 3s, 2042			250,043	28,670
Ser. 4206, Class IP, IO, 3s, 2041			113,401	11,894
Ser. 4433, Class DI, IO, 3s, 2032			99,643	8,131

Federal National Mortgage Association
IFB Ser. 13-101, Class SE, IO, 5.467s, 2043			95,134	23,201
Connecticut Avenue Securities FRB Ser. 15-C03, Class 1M2, 5.433s, 2025			68,000	67,621
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 4.433s, 2025			6,000	5,838
Ser. 12-118, Class PI, IO, 4s, 2042			127,057	19,903
Ser. 13-11, Class IP, IO, 4s, 2042			128,108	21,086
Ser. 12-62, Class MI, IO, 4s, 2041			96,628	11,934
Ser. 12-118, Class IC, IO, 3 1/2s, 2042			170,866	29,254
Ser. 12-136, Class PI, IO, 3 1/2s, 2042			74,694	7,545
Ser. 14-76, IO, 3 1/2s, 2039			216,142	23,086
Ser. 12-151, Class PI, IO, 3s, 2043			72,529	8,609
Ser. 13-1, Class MI, IO, 3s, 2043			164,625	15,509
Ser. 13-35, Class PI, IO, 3s, 2042			321,403	27,438
Ser. 13-66, Class IP, IO, 3s, 2041			163,850	14,320
Ser. 13-31, Class NI, IO, 3s, 2041			94,103	7,745
Ser. 13-7, Class EI, IO, 3s, 2040			101,843	12,154
Ser. 12-100, Class WI, IO, 3s, 2027			348,746	32,122

Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6s, 2039			196,638	37,784
IFB Ser. 13-129, Class SN, IO, 5.718s, 2043			49,830	8,142
Ser. 14-182, Class KI, IO, 5s, 2044			131,986	23,158
Ser. 14-133, Class IP, IO, 5s, 2044			166,565	29,592
Ser. 14-122, Class IC, IO, 5s, 2044			69,853	13,384
Ser. 14-163, Class NI, IO, 5s, 2044			80,738	14,568
Ser. 14-25, Class QI, IO, 5s, 2044			75,513	12,879
Ser. 11-116, Class IB, IO, 5s, 2040			22,409	838
Ser. 10-20, Class UI, IO, 5s, 2040			76,344	12,842
Ser. 10-9, Class UI, IO, 5s, 2040			110,187	19,055
Ser. 09-121, Class UI, IO, 5s, 2039			80,559	14,274
Ser. 14-3, Class IP, IO, 4 1/2s, 2043			68,300	10,856
Ser. 13-20, Class QI, IO, 4 1/2s, 2042			111,637	19,436
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			31,149	5,079
Ser. 15-99, Class LI, IO, 4s, 2045			151,063	15,054
Ser. 15-53, Class MI, IO, 4s, 2045			98,556	21,719
Ser. 15-40, Class KI, IO, 4s, 2044			101,477	18,651
Ser. 14-149, Class IP, IO, 4s, 2044			175,037	25,480
Ser. 13-24, Class PI, IO, 4s, 2042			74,232	10,442
Ser. 12-38, Class MI, IO, 4s, 2042			168,359	29,137
Ser. 14-133, Class AI, IO, 4s, 2036			186,449	17,456
Ser. 15-64, Class PI, IO, 3 1/2s, 2045			168,170	15,615
Ser. 15-52, Class IK, IO, 3 1/2s, 2045			112,043	19,233
Ser. 15-20, Class PI, IO, 3 1/2s, 2045			204,132	28,450
Ser. 15-24, Class IA, IO, 3 1/2s, 2045			101,220	16,221
Ser. 13-102, Class IP, IO, 3 1/2s, 2043			73,528	5,993
Ser. 13-100, Class MI, IO, 3 1/2s, 2043			66,705	5,274
Ser. 12-141, Class WI, IO, 3 1/2s, 2041			63,145	4,025
Ser. 12-71, Class JI, IO, 3 1/2s, 2041			57,985	4,008
Ser. 13-157, Class IA, IO, 3 1/2s, 2040			148,474	16,809
Ser. 13-90, Class HI, IO, 3 1/2s, 2040			74,253	2,970
Ser. 13-79, Class XI, IO, 3 1/2s, 2039			95,762	10,637
Ser. 15-124, Class NI, IO, 3 1/2s, 2039			267,918	30,374
Ser. 15-96, Class NI, IO, 3 1/2s, 2039			102,033	11,244
Ser. 15-82, Class GI, IO, 3 1/2s, 2038			214,286	21,441
Ser. 15-124, Class DI, IO, 3 1/2s, 2038			168,593	23,073
Ser. 13-H08, IO, 2.926s, 2063			243,282	19,609
Ser. 15-H22, Class GI, IO, 2.564s, 2065			136,007	20,061
Ser. 16-H03, Class AI, IO, 2.051s, 2066			169,537	19,240
Ser. 15-H20, Class CI, IO, 2.021s, 2065			188,742	22,787
Ser. 15-H24, Class HI, IO, 2.02s, 2065			511,759	45,188
FRB Ser. 15-H16, Class XI, IO, 2s, 2065			116,245	14,751
Ser. 15-H25, Class BI, IO, 1.989s, 2065			312,481	37,404
Ser. 15-H15, Class JI, IO, 1.93s, 2065			289,376	34,667
Ser. 15-H19, Class NI, IO, 1.9s, 2065			225,027	26,373
Ser. 16-H04, Class KI, IO, 1.883s, 2066			120,236	11,582
Ser. 15-H09, Class AI, IO, 1.851s, 2065			258,562	28,726
Ser. 15-H18, Class IA, IO, 1.818s, 2065			116,049	11,176
Ser. 15-H10, Class CI, IO, 1.797s, 2065			178,922	19,081
Ser. 15-H26, Class GI, IO, 1.783s, 2065			233,803	26,092
Ser. 14-H21, Class AI, IO, 1.696s, 2064			226,763	24,173
Ser. 15-H09, Class BI, IO, 1.687s, 2065			265,992	26,440
Ser. 15-H10, Class EI, IO, 1.622s, 2065			159,856	12,597
Ser. 15-H25, Class AI, IO, 1.603s, 2065			353,516	33,584
Ser. 15-H24, Class BI, IO, 1.603s, 2065			484,786	34,565
Ser. 16-H02, Class BI, IO, zero %, 2065			368,729	39,380

				1,603,812
Commercial mortgage-backed securities (1.7%)

Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW11, Class C, 5.477s, 2039			25,000	22,438

Citigroup Commercial Mortgage Trust FRB Ser. 06-C4, Class B, 6.085s, 2049			25,000	22,938

Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C3, Class B, 4.882s, 2037			25,000	25,020

GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class D, 4.519s, 2048			25,000	24,938

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.475s, 2044			37,178	36,249

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 04-C3, Class X1, IO, 0.831s, 2041			56,607	907

GS Mortgage Securities Trust 144A FRB Ser. 13-GC16, Class D, 5.316s, 2046(F)			18,000	15,013

JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. 13-C14, Class E, 4.563s, 2046			16,000	13,747

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 06-LDP7, Class B, 5.935s, 2045			20,000	9,906
FRB Ser. 05-LDP2, Class D, 4.941s, 2042			20,000	19,202

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class C, 6.175s, 2051			20,000	18,216
Ser. 13-C13, Class E, 3.986s, 2046			12,000	9,286

LB-UBS Commercial Mortgage Trust
Ser. 06-C6, Class D, 5.502s, 2039			23,000	19,493
FRB Ser. 06-C6, Class C, 5.482s, 2039			20,000	18,800

Merrill Lynch Mortgage Trust
FRB Ser. 05-CIP1, Class C, 5.52s, 2038			25,000	22,867
Ser. 04-KEY2, Class D, 5.046s, 2039			24,583	24,325

ML-CFC Commercial Mortgage Trust 144A
Ser. 06-4, Class AJFX, 5.147s, 2049			25,000	24,328
FRB Ser. 06-4, Class XC, IO, 0.61s, 2049			783,884	3,136

UBS-Barclays Commercial Mortgage Trust 144A Ser. 13-C6, Class E, 3 1/2s, 2046(F)			38,000	26,263

Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C23, Class F, 5.568s, 2045			11,000	10,972

Wells Fargo Commercial Mortgage Trust 144A Ser. 12-LC5, Class E, 4.777s, 2045			100,000	84,230

WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C3, Class E, 5s, 2044			30,000	27,168
Ser. 12-C7, Class F, 4 1/2s, 2045			100,000	83,270
Ser. 13-C12, Class E, 3 1/2s, 2048			15,000	11,268

				573,980
Residential mortgage-backed securities (non-agency) (2.0%)

BCAP, LLC Trust 144A FRB Ser. 10-RR7, Class 1610, 1.022s, 2047			47,832	23,916

Bear Stearns Alt-A Trust
FRB Ser. 04-3, Class B, 3.358s, 2034			31,323	30,604
FRB Ser. 04-6, Class M2, 2.158s, 2034			22,536	15,480

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, 1.291s, 2046			14,600	10,512
FRB Ser. 05-27, Class 1A6, 1.253s, 2035			30,729	21,817
FRB Ser. 05-38, Class A3, 0.783s, 2035			16,511	13,038
FRB Ser. 05-59, Class 1A1, 0.758s, 2035			23,048	17,814
FRB Ser. 06-OC2, Class 2A3, 0.723s, 2036(F)			15,817	13,761
FRB Ser. 06-OA10, Class 4A1, 0.623s, 2046			149,853	101,151
FRB Ser. 06-OC10, Class 2A2A, 0.613s, 2036(F)			17,955	16,968
FRB Ser. 06-OC8, Class 2A2A, 0.553s, 2036(F)			7,723	7,337

Federal National Mortgage Association Connecticut Avenue Securities
FRB Ser. 16-C01, Class 2M2, 7.383s, 2028			28,000	29,835
FRB Ser. 15-C04, Class 1M2, 6.133s, 2028			68,000	68,462
FRB Ser. 16-C02, Class 1B, 12.685s, 2028			20,000	20,598
FRB Ser. 16-C02, Class 1M2, 6.435s, 2028			41,000	42,402

GSAA Home Equity Trust FRB Ser. 05-9, Class M3, 0.963s, 2035			50,000	33,757

IndyMac INDX Mortgage Loan Trust FRB Ser. 07-FLX2, Class A1C, 0.623s, 2037			25,147	17,100

Morgan Stanley Resecuritization Trust 144A FRB Ser. 15-R7, Class 2B, 2.735s, 2035			24,350	9,496

Nomura Resecuritization Trust 144A FRB Ser. 15-4R, Class 1A14, 0.601s, 2047			165,000	74,399

Structured Asset Mortgage Investments II Trust FRB Ser. 06-AR7, Class A11, 0.733s, 2036			111,128	47,531

WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 04-AR12, Class A2B, 0.893s, 2044			36,837	33,039

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR6, Class 7A2, 2.759s, 2036			17,642	16,927

				665,944

Total mortgage-backed securities (cost $3,102,084)				$2,843,736

INVESTMENT COMPANIES (5.4%)(a)
			Shares	Value

Consumer Discretionary Select Sector SPDR Fund			3,683	$291,141

Consumer Staples Select Sector SPDR Fund			5,696	302,173

Financial Select Sector SPDR			12,069	271,673

Health Care Select Sector SPDR Fund			4,139	280,541

Industrial Select Sector SPDR Fund			5,450	302,312

SPDR S&P 500 ETF Trust			254	52,212

Utility Select Sector SPDR Fund			5,921	293,800

Total investment companies (cost $1,714,451)				$1,793,852

COMMODITY LINKED NOTES (4.5%)(a)(CLN)
			Principal amount	Value

Citigroup Global Markets Holdings Inc. sr. notes Ser. N, 3-month USD LIBOR less 0.20%, 2017 (Indexed to the Citi Commodity Spread Index—Bloomberg Commodity IndexSM 3 Month Forward Sub-Indices versus Bloomberg Commodity IndexSM Sub-Indices multiplied by 3)			$690,000	$693,533

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2017 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			80,000	80,363

Deutsche Bank AG/London 144A notes, 1-month USD LIBOR less 0.16%, 2016 (Indexed to the DB Commodity Backwardation Alpha 22 USD Total Return Index multiplied by 3) (United Kingdom)			92,000	119,904

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2017 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			333,000	348,055

UBS AG/London 144A sr. notes 1-month LIBOR less 0.10%, 2016 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)			220,044	237,992

Total commodity Linked Notes (cost $1,415,044)				$1,479,847

WARRANTS (1.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Bharat Petroleum Corp., Ltd. 144A (India)	3/9/18	$0.00	3,709	$50,648

Ceat, Ltd. 144A (India)	8/15/16	0.00	539	8,844

China State Construction Engineering Corp., Ltd. 144A (China)	12/10/17	0.00	44,904	39,575

Indian Oil Corp., Ltd. 144A (India)	8/25/17	0.00	6,970	41,427

Infosys, Ltd. 144A (India)	10/10/16	0.00	4,402	80,984

Mindtree, Ltd. 144A (India)	3/3/17	0.00	1,616	15,941

Power Finance Corp., Ltd. 144A (India)	3/9/18	0.00	10,864	28,110

Rural Electrification Corp., Ltd. 144A (India)	3/6/17	0.00	9,345	23,453

Shanghai Automotive Co. (China)	3/2/17	0.00	9,900	30,721

Tech Mahindra, Ltd. (India)	12/10/17	0.00	1,414	10,141

Wipro, Ltd. 144A (India)	10/6/17	0.00	415	3,536

Zhengzhou Yutong Bus Co., Ltd. 144A (China)	6/30/16	0.00	3,100	9,289

Total warrants (cost $380,854)				$342,669

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.0%)(a)
			Principal amount	Value

Argentina (Republic of) sr. unsec. notes 8s, 2020 (Argentina)			$5,600	$6,048

Argentina (Republic of) sr. unsec. unsub. notes Ser. 1, 8 3/4s, 2017 (Argentina) (In default)(NON)			175,000	206,500

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)			100,000	108,250

Total foreign government and agency bonds and notes (cost $275,605)				$320,798

ASSET-BACKED SECURITIES (0.6%)(a)
			Principal amount	Value

Station Place Securitization Trust
FRB Ser. 16-1, Class A, 1.433s, 2017			$51,000	$51,000
FRB Ser. 15-4, Class A, 1.402s, 2016			77,000	77,000
FRB Ser. 15-2, Class A, 1.235s, 2016			56,000	56,000

Total asset-backed securities (cost $184,000)				$184,000

CORPORATE BONDS AND NOTES (0.4%)(a)
			Principal amount	Value

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6 1/4s, 2024 (Brazil)			$10,000	$8,050

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 3 1/4s, 2017 (Brazil)			30,000	28,913

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)			116,000	90,045

Total corporate bonds and notes (cost $133,916)				$127,008

PURCHASED SWAP OPTIONS OUTSTANDING (0.0%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Barclays Bank PLC

1.73875/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.73875		$190,800	$2,069

(2.15625)/3 month USD-LIBOR-BBA/Apr-26	Apr-16/2.15625		190,800	2

Citibank, N.A.

(2.087)/3 month USD-LIBOR-BBA/May-18	May-16/2.087		90,100	—

Credit Suisse International

(2.915)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.915		8,100	160

(3.315)/3 month USD-LIBOR-BBA/Apr-47	Apr-17/3.315		8,100	65

Goldman Sachs International

1.149/3 month USD-LIBOR-BBA/Apr-18	Apr-16/1.149		281,400	1,643

(2.18625)/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.18625		90,100	—

JPMorgan Chase Bank N.A.

(1.805)/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.805		355,800	712

1.445/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.445		355,800	413

2.19/3 month USD-LIBOR-BBA/Apr-46	Apr-16/2.19		14,300	179

(1.365)/3 month USD-LIBOR-BBA/Apr-21	Apr-16/1.365		514,400	134

2.15/3 month USD-LIBOR-BBA/Apr-46	Apr-16/2.15		14,300	78

0.975/3 month USD-LIBOR-BBA/Apr-21	Apr-16/0.975		514,400	72

Total purchased swap options outstanding (cost $13,044)				$5,527

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
	Expiration		Contract
	date/strike price		amount	Value

SPDR S&P 500 ETF Trust (Put)	Mar-17/$175.00		$3,994	$23,327

SPDR S&P 500 ETF Trust (Put)	Feb-17/156.00		4,164	11,383

SPDR S&P 500 ETF Trust (Put)	Jan-17/145.00		4,283	7,198

SPDR S&P 500 ETF Trust (Put)	Dec-16/164.00		4,291	10,381

SPDR S&P 500 ETF Trust (Put)	Nov-16/170.00		4,088	11,356

SPDR S&P 500 ETF Trust (Put)	Oct-16/163.00		4,088	7,354

Total purchased options outstanding (cost $162,712)				$70,999

SHORT-TERM INVESTMENTS (56.9%)(a)
			Principal amount/shares	Value

Federal Home Loan Banks unsec. discount notes 0.37%, April 11, 2016			$225,000	$224,986

Federal Home Loan Banks unsec. discount notes 0.37%, April 8, 2016			500,000	499,980

Federal Home Loan Banks unsec. discount notes 0.39%, April 1, 2016			260,000	260,000

Federal Home Loan Banks unsec. discount notes 0.40%, May 17, 2016			700,000	699,768

Federal Home Loan Mortgage Corporation unsec. discount notes 0.43%, June 2, 2016			500,000	499,733

Putnam Money Market Liquidity Fund 0.30%(AFF)		Shares	6,476,482	6,476,482

Putnam Short Term Investment Fund 0.44%(AFF)		Shares	7,218,991	7,218,991

U.S. Treasury Bills 0.24%, April 14, 2016			$66,000	65,998

U.S. Treasury Bills 0.26%, April 21, 2016(SEG)(SEGSF)(SEGCCS)			312,000	311,982

U.S. Treasury Bills 0.29%, May 5, 2016(SEGSF)(SEGCCS)			532,000	531,954

U.S. Treasury Bills 0.31%, June 9, 2016(SEGSF)(SEGCCS)			1,000,000	999,651

U.S. Treasury Bills 0.31%, May 12, 2016(SEG)(SEGSF)(SEGCCS)			1,089,000	1,088,880

Total short-term investments (cost $18,877,533)				$18,878,405

TOTAL INVESTMENTS

Total investments (cost $39,115,293)(b)				$39,390,245

FORWARD CURRENCY CONTRACTS at 3/31/16 (aggregate face value $5,701,291) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/20/16	$32,325	$32,305	$20
	British Pound	Buy	6/15/16	51,286	50,072	1,214
	Canadian Dollar	Sell	4/20/16	58,751	55,867	(2,884)
	Czech Koruna	Buy	6/15/16	50,420	49,944	476
	Czech Koruna	Sell	6/15/16	52,257	49,938	(2,319)
	Euro	Sell	6/15/16	63,520	62,773	(747)
	Hong Kong Dollar	Sell	5/18/16	50,856	50,538	(318)
	Japanese Yen	Sell	5/18/16	52,320	51,713	(607)
	Mexican Peso	Buy	4/20/16	75,746	74,297	1,449
	Mexican Peso	Sell	4/20/16	75,746	70,123	(5,623)
	New Zealand Dollar	Buy	4/20/16	52,003	51,282	721
	Norwegian Krone	Sell	6/15/16	34,757	33,215	(1,542)
	South Korean Won	Buy	5/18/16	1,301	2,500	(1,199)
	Swedish Krona	Buy	6/15/16	34,505	33,236	1,269
Barclays Bank PLC
	Australian Dollar	Buy	4/20/16	26,733	26,329	404
	Australian Dollar	Sell	4/20/16	26,733	24,876	(1,857)
	Canadian Dollar	Buy	4/20/16	19,404	19,103	301
	Canadian Dollar	Sell	4/20/16	19,404	18,127	(1,277)
	Euro	Buy	6/15/16	153,726	148,324	5,402
	Mexican Peso	Buy	4/20/16	69,152	68,306	846
	Mexican Peso	Sell	4/20/16	69,152	67,374	(1,778)
	New Zealand Dollar	Buy	4/20/16	4,558	5,042	(484)
	Norwegian Krone	Sell	6/15/16	106,841	103,664	(3,177)
	Swedish Krona	Buy	6/15/16	103,502	99,410	4,092
Citibank, N.A.
	Australian Dollar	Buy	4/20/16	50,862	49,643	1,219
	British Pound	Buy	6/15/16	24,996	24,758	238
	Canadian Dollar	Sell	4/20/16	109,802	104,398	(5,404)
	Euro	Sell	6/15/16	50,862	49,674	(1,188)
	Mexican Peso	Buy	4/20/16	70,551	69,662	889
	Mexican Peso	Sell	4/20/16	70,551	64,951	(5,600)
	New Zealand Dollar	Buy	4/20/16	170,028	162,070	7,958
	Singapore Dollar	Sell	5/18/16	37,533	34,704	(2,829)
	South African Rand	Buy	4/20/16	55,664	50,662	5,002
	South African Rand	Sell	4/20/16	55,664	51,320	(4,344)
	South Korean Won	Buy	5/18/16	53,834	51,107	2,727
	South Korean Won	Sell	5/18/16	53,593	51,321	(2,272)
Credit Suisse International
	Australian Dollar	Sell	4/20/16	14,094	15,497	1,403
	Canadian Dollar	Sell	4/20/16	19,096	17,806	(1,290)
	Euro	Sell	6/15/16	51,774	49,422	(2,352)
	Hong Kong Dollar	Sell	5/18/16	51,939	51,435	(504)
	Japanese Yen	Buy	5/18/16	50,153	49,747	406
	New Taiwan Dollar	Buy	5/18/16	734	1,693	(959)
	New Zealand Dollar	Buy	4/20/16	56,216	56,287	(71)
	Norwegian Krone	Sell	6/15/16	98,082	95,602	(2,480)
Deutsche Bank AG
	Canadian Dollar	Buy	4/20/16	29,106	28,775	331
	Canadian Dollar	Sell	4/20/16	29,106	27,194	(1,912)
	Japanese Yen	Buy	5/18/16	50,525	50,815	(290)
	Japanese Yen	Sell	5/18/16	53,717	50,036	(3,681)
	New Zealand Dollar	Buy	4/20/16	54,420	50,932	3,488
Goldman Sachs International
	Australian Dollar	Buy	4/20/16	3,983	3,575	408
	British Pound	Sell	6/15/16	50,711	51,156	445
	Canadian Dollar	Buy	4/20/16	49,818	53,483	(3,665)
	Euro	Sell	6/15/16	3,991	4,563	572
	Japanese Yen	Sell	5/18/16	20,285	15,433	(4,852)
	New Zealand Dollar	Buy	4/20/16	63,053	57,821	5,232
	Norwegian Krone	Sell	6/15/16	32,340	30,929	(1,411)
	South African Rand	Buy	4/20/16	55,664	50,917	4,747
	South African Rand	Sell	4/20/16	55,664	51,298	(4,366)
	South Korean Won	Sell	5/18/16	1,432	808	(624)
	Swedish Krona	Buy	6/15/16	32,788	33,671	(883)
HSBC Bank USA, National Association
	Canadian Dollar	Buy	4/20/16	51,051	50,265	786
	Canadian Dollar	Sell	4/20/16	51,051	49,593	(1,458)
	Euro	Buy	6/15/16	26,229	25,537	692
	Hong Kong Dollar	Sell	5/18/16	50,805	50,492	(313)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/20/16	19,303	23,491	(4,188)
	British Pound	Buy	6/15/16	51,286	50,072	1,214
	Canadian Dollar	Buy	4/20/16	211,287	201,787	9,500
	Canadian Dollar	Sell	4/20/16	211,287	198,868	(12,419)
	Euro	Sell	6/15/16	39,458	37,849	(1,609)
	Hong Kong Dollar	Sell	5/18/16	50,947	50,796	(151)
	Japanese Yen	Sell	5/18/16	33,720	32,474	(1,246)
	Mexican Peso	Buy	4/20/16	128,682	124,613	4,069
	Mexican Peso	Sell	4/20/16	128,682	126,821	(1,861)
	New Zealand Dollar	Buy	4/20/16	65,124	62,150	2,974
	Norwegian Krone	Sell	6/15/16	135,109	130,709	(4,400)
	Singapore Dollar	Buy	5/18/16	36,421	35,017	1,404
	South Korean Won	Buy	5/18/16	19,675	18,462	1,213
	Swedish Krona	Sell	6/15/16	47,139	44,116	(3,023)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/20/16	81,118	82,313	(1,195)
	British Pound	Sell	6/15/16	49,562	50,521	959
	Canadian Dollar	Sell	4/20/16	20,790	19,153	(1,637)
	Euro	Sell	6/15/16	51,774	49,395	(2,379)
	Japanese Yen	Buy	5/18/16	53,838	50,155	3,683
	New Zealand Dollar	Buy	4/20/16	93,923	90,937	2,986
	Norwegian Krone	Sell	6/15/16	119,079	113,902	(5,177)
	Swedish Krona	Buy	6/15/16	128,201	126,671	1,530
State Street Bank and Trust Co.
	British Pound	Buy	6/15/16	79,730	78,076	1,654
	Canadian Dollar	Buy	4/20/16	45,969	42,991	2,978
	Canadian Dollar	Sell	4/20/16	45,969	42,909	(3,060)
	Euro	Sell	6/15/16	77,775	74,961	(2,814)
	New Taiwan Dollar	Buy	5/18/16	737	1,771	(1,034)
	South Korean Won	Sell	5/18/16	19,340	17,709	(1,631)
UBS AG
	Australian Dollar	Sell	4/20/16	32,325	33,669	1,344
	British Pound	Buy	6/15/16	49,705	49,578	127
	Canadian Dollar	Sell	4/20/16	199,429	179,716	(19,713)
	Euro	Buy	6/15/16	50,520	50,006	514
	Japanese Yen	Sell	5/18/16	49,307	49,839	532
	New Taiwan Dollar	Buy	5/18/16	51,180	50,375	805
	New Taiwan Dollar	Sell	5/18/16	51,190	49,611	(1,579)
	New Zealand Dollar	Buy	4/20/16	51,243	50,040	1,203
WestPac Banking Corp.
	Australian Dollar	Buy	4/20/16	36,997	35,595	1,402
	Australian Dollar	Sell	4/20/16	36,997	33,612	(3,385)
	Canadian Dollar	Buy	4/20/16	51,436	53,151	(1,715)

Total						$(57,948)

FUTURES CONTRACTS OUTSTANDING at 3/31/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro STOXX 50 Index (Long)	10	$333,518	Jun-16	$(6,913)
Euro-CAC 40 Index (Long)	1	49,880	Apr-16	(839)
FTSE 100 Index (Long)	1	87,798	Jun-16	486
S&P 500 Index E-Mini (Short)	32	3,282,400	Jun-16	(106,178)
S&P Mid Cap 400 Index E-Mini (Long)	9	1,297,080	Jun-16	53,772
Tokyo Price Index (Short)	1	$119,730	Jun-16	1,267
U.S. Treasury Bond 30 yr (Long)	1	164,438	Jun-16	(2,252)
U.S. Treasury Bond Ultra 30 yr (Short)	1	172,531	Jun-16	2,936
U.S. Treasury Note 5 yr (Short)	7	848,148	Jun-16	(834)
U.S. Treasury Note 10 yr (Long)	10	1,303,906	Jun-16	(9,007)
U.S. Treasury Note 10 yr (Short)	3	391,172	Jun-16	2,682

Total				$(64,880)

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/16 (premiums $53,806) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Barclays Bank PLC

1.9475/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.9475	$95,400	$23
(1.9475)/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.9475	95,400	2,655
Citibank, N.A.

2.587/3 month USD-LIBOR-BBA/May-18	May-16/2.587	90,100	—
2.387/3 month USD-LIBOR-BBA/May-18	May-16/2.387	90,100	—
Credit Suisse International

2.515/3 month USD-LIBOR-BBA/Apr-47	Apr-17/2.515	8,100	343
Goldman Sachs International

1.399/3 month USD-LIBOR-BBA/Apr-18	Apr-16/1.399	281,400	—
2.58625/3 month USD-LIBOR-BBA/Jun-18	Jun-16/2.58625	180,200	—
JPMorgan Chase Bank N.A.

(2.27)/3 month USD-LIBOR-BBA/Apr-46	Apr-16/2.27	14,300	441
(1.17)/3 month USD-LIBOR-BBA/Apr-21	Apr-16/1.17	257,200	532
1.17/3 month USD-LIBOR-BBA/Apr-21	Apr-16/1.17	257,200	777
(1.625)/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.625	177,900	959
1.625/3 month USD-LIBOR-BBA/Apr-26	Apr-16/1.625	177,900	1,526
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	229,000	23,898

Total			$31,154

WRITTEN OPTIONS OUTSTANDING at 3/31/16 (premiums $5,089) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	Apr-16/$212.00	$6,271	$2,144
SPDR S&P 500 ETF Trust (Call)	Apr-16/209.50	3,779	2,386
SPDR S&P 500 ETF Trust (Call)	Apr-16/208.50	3,802	1,054

Total			$5,584

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/16 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

JPMorgan Chase Bank N.A.

2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	$13,300	$(326)	$280
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	13,300	(338)	203
100/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/100	28,600	(189)	19
100/3 month USD-LIBOR-BBA/Apr-27 (Purchased)	Apr-17/100	57,100	(401)	17
(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	13,300	(354)	(324)
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	13,300	(372)	(347)
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	58,300	386	381
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	58,300	373	367
(100)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/100	57,100	175	(100)
(100)/3 month USD-LIBOR-BBA/Apr-19 (Written)	Apr-17/100	114,200	365	(187)
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	58,300	336	(347)
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	58,300	332	(440)

Total			$(13)	$(478)

TBA SALE COMMITMENTS OUTSTANDING at 3/31/16 (proceeds receivable $2,096,680) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3 1/2s, April 1, 2046	$2,000,000	4/13/2016	$2,097,188

Total			$2,097,188

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/16 (Unaudited)

				Upfront		Payments	Payments	Unrealized
				premium	Termination	made by	received by	appreciation/
	Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

		$95,400		$1,239	3/30/26	1.91%	3 month USD-LIBOR-BBA	$(1,140)
		315,000	(E)	(2,301)	6/15/26	1.60%	3 month USD-LIBOR-BBA	219
		5,256,300	(E)	17,191	6/15/18	3 month USD-LIBOR-BBA	0.85%	12,093
		293,000	(E)	(270)	6/15/21	3 month USD-LIBOR-BBA	1.15%	(1,439)
		3,006,000	(E)	6,757	6/15/18	1.20%	3 month USD-LIBOR-BBA	(11,203)
		319,700	(E)	756	6/15/26	1.85%	3 month USD-LIBOR-BBA	(4,236)
		7,318,200	(E)	(51,746)	6/15/26	3 month USD-LIBOR-BBA	1.90%	97,085
		227,000	(E)	1,599	6/15/26	1.90%	3 month USD-LIBOR-BBA	(3,018)
		276,000	(E)	211	6/15/21	3 month USD-LIBOR-BBA	1.45%	3,161
		1,006,700	(E)	275	6/15/21	1.45%	3 month USD-LIBOR-BBA	(10,484)
		26,200		—	3/17/26	1.787%	3 month USD-LIBOR-BBA	(363)
		684,400	(E)	1,446	6/15/21	3 month USD-LIBOR-BBA	1.40%	7,086
		356,000	(E)	(2,427)	6/15/46	3 month USD-LIBOR-BBA	2.25%	5,456
		1,700		—	4/5/46	2.2375%	3 month USD-LIBOR-BBA	(38)
		135,600		(2)	3/21/26	1.7325%	3 month USD-LIBOR-BBA	(1,157)
		135,600		(2)	3/21/26	1.73%	3 month USD-LIBOR-BBA	(1,125)
		161,000	(E)	(2,364)	6/15/26	1.605%	3 month USD-LIBOR-BBA	(1,152)
		636,000	(E)	942	6/15/21	1.4003%	3 month USD-LIBOR-BBA	(4,308)
		5,700		—	3/30/26	1.73%	3 month USD-LIBOR-BBA	(45)
		163,000	(E)	2,931	6/15/26	3 month USD-LIBOR-BBA	1.6005%	1,635
	AUD	2,628,000	(E)	(2,097)	6/15/18	3 month AUD-BBR-BBSW	1.93%	(7,041)
	AUD	1,000	(E)	(4)	6/15/26	3 month AUD-BBR-BBSW	2.55%	(10)
	AUD	919,000	(E)	2,213	6/15/21	2.25%	3 month AUD-BBR-BBSW	5,584
	AUD	697,000	(E)	(932)	6/15/21	3 month AUD-BBR-BBSW	2.50%	2,840
	AUD	309,000	(E)	(35)	6/15/18	2.20%	3 month AUD-BBR-BBSW	(703)
	AUD	105,000	(E)	139	6/15/26	2.80%	3 month AUD-BBR-BBSW	(1,002)
	AUD	603,000	(E)	616	6/15/18	2.2001%	3 month AUD-BBR-BBSW	(688)
	AUD	104,000	(E)	429	6/15/26	2.8005%	3 month AUD-BBR-BBSW	(705)
	CAD	4,213,000	(E)	655	6/15/18	3 month CAD-BA-CDOR	0.75%	(6,937)
	CAD	742,000	(E)	350	6/15/21	0.90%	3 month CAD-BA-CDOR	3,198
	CAD	467,000	(E)	(4,720)	6/15/26	1.40%	3 month CAD-BA-CDOR	(80)
	CAD	553,958	(E)	(67)	6/15/18	0.90%	3 month CAD-BA-CDOR	(339)
	CAD	610,000		(2)	3/11/18	0.89%	3 month CAD-BA-CDOR	(224)
	CAD	514,000	(E)	2,576	6/15/21	3 month CAD-BA-CDOR	0.9003%	610
	CAD	1,490,000	(E)	(296)	6/15/18	0.8501%	3 month CAD-BA-CDOR	109
	CHF	115,000	(E)	(624)	6/15/26	6 month CHF-LIBOR-BBA	0.15%	(285)
	CHF	1,407,000	(E)	(1,201)	6/15/18	0.90%	6 month CHF-LIBOR-BBA	(5,950)
	CHF	258,000	(E)	82	6/15/21	6 month CHF-LIBOR-BBA	0.65%	1,500
	CHF	145,000	(E)	(1)	6/15/18	6 month CHF-LIBOR-BBA	0.7425%	8
	CHF	463,000	(E)	936	6/15/18	6 month CHF-LIBOR-BBA	0.6503%	63
	CHF	145,000	(E)	—	6/15/18	6 month CHF-LIBOR-BBA	0.748%	25
	CHF	57,000	(E)	(139)	6/15/26	6 month CHF-LIBOR-BBA	0.1505%	32
	EUR	1,319,000	(E)	(3,987)	6/15/21	0.00%	6 month EUR-EURIBOR-REUTERS	195
	EUR	502,000	(E)	7,306	6/15/26	6 month EUR-EURIBOR-REUTERS	0.50%	2,851
	EUR	337,000	(E)	(4,081)	6/15/26	0.5005%	6 month EUR-EURIBOR-REUTERS	(1,109)
	GBP	1,446,000	(E)	(2,873)	6/15/18	0.75%	6 month GBP-LIBOR-BBA	(261)
	GBP	465,000	(E)	(3,539)	6/15/21	0.975%	6 month GBP-LIBOR-BBA	(1,690)
	GBP	1,000	(E)	(17)	6/15/26	1.40%	6 month GBP-LIBOR-BBA	(10)
	GBP	624,000	(E)	(310)	6/15/18	6 month GBP-LIBOR-BBA	0.90%	1,235
	GBP	390,000	(E)	666	6/15/18	6 month GBP-LIBOR-BBA	0.7501%	(28)
	GBP	55,000	(E)	(600)	6/15/26	1.4005%	6 month GBP-LIBOR-BBA	(217)
	NOK	9,538,000	(E)	(410)	6/15/18	6 month NOK-NIBOR-NIBR	0.80%	629
	NOK	1,469,000	(E)	711	6/15/26	6 month NOK-NIBOR-NIBR	1.55%	2,634
	NOK	937,000	(E)	(258)	6/15/21	1.05%	6 month NOK-NIBOR-NIBR	(715)
	NOK	475,000		(1)	3/10/26	1.56%	6 month NOK-NIBOR-NIBR	(818)
	NOK	524,000		(1)	3/17/26	1.60%	6 month NOK-NIBOR-NIBR	(1,138)
	NOK	2,794,000	(E)	148	6/15/18	6 month NOK-NIBOR-NIBR	0.70%	(214)
	NOK	474,000	(E)	571	6/15/26	1.5505%	6 month NOK-NIBOR-NIBR	(52)
	NZD	244,000	(E)	(44)	6/15/26	3.10%	3 month NZD-BBR-FRA	(1,288)
	NZD	443,000	(E)	99	6/15/18	3 month NZD-BBR-FRA	2.40%	1,284
	NZD	1,373,000	(E)	(1,109)	6/15/21	2.70%	3 month NZD-BBR-FRA	(8,260)
	NZD	378,000	(E)	(1,617)	6/15/21	3 month NZD-BBR-FRA	2.7003%	356
	NZD	439,000	(E)	677	6/15/18	2.4001%	3 month NZD-BBR-FRA	(498)
	SEK	2,764,000	(E)	196	6/15/21	0.35%	3 month SEK-STIBOR-SIDE	290
	SEK	1,695,000	(E)	369	6/15/26	3 month SEK-STIBOR-SIDE	1.20%	487
	SEK	1,056,000	(E)	(69)	6/15/21	3 month SEK-STIBOR-SIDE	0.3503%	(103)
	SEK	517,000	(E)	(64)	6/15/26	1.2005%	3 month SEK-STIBOR-SIDE	(103)

	Total			$(36,124)	$70,489
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$12,769	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(111)
	12,769	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(111)
baskets	51,533	—	1/25/17	(3 month USD-LIBOR-BBA plus 0.10%)	A basket (MLTRFCF7) of common stocks	503,560
units	1,276	—	1/25/17	3 month USD-LIBOR-BBA minus 0.07%	Russell 1000 Total Return Index	(734,739)
Barclays Bank PLC
	$2,477	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(22)
	6,221	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(54)
	17,479	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(121)
	11,294	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(78)
	12,480	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(5)
	8,597	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	79
	27,986	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	278
Citibank, N.A.
	8,185	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(71)
baskets	25	—	12/16/16	(3 month USD-LIBOR-BBA plus 0.42%)	A basket (CGPUTQL2) of common stocks	38,328
baskets	11,554	—	11/10/16	3 month USD-LIBOR-BBA minus 0.55%	A basket (CGPUTS45) of common stocks	(35,585)
units	834	—	10/17/16	3 month USD-LIBOR-BBA minus 0.30%	MSCI Emerging Markets TR Net USD	(44,692)
units	550	—	11/23/16	3 month USD-LIBOR-BBA plus 0.02%	Russell 1000 Total Return Index	(243,098)
units	1,562	—	3/17/17	3 month USD-LIBOR-BBA minus 0.14%	MSCI Emerging Markets TR Net USD	(31,501)
Credit Suisse International
	$357,219	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools	1,646
	19,630	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic TRS Index 5.00% 30 year Ginnie Mae II pools	(136)
	20,751	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	190
	18,083	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	165
	91,158	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(633)
	9,143	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(92)
	31,238	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(315)
	16,000	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(161)
	37,333	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(376)
	15,265	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(151)
	67,420	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(669)
	5,724	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(57)
	33,069	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(288)
	94,771	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(1,152)
	43,974	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(534)
	43,146	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(590)
	50,095	(289)	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	174
Deutsche Bank AG
units	9,763	—	8/8/16	(3 month USD-LIBOR-BBA plus 0.31%)	DB Custom PT Long 11 PR Index	144,105
units	9,767	—	8/8/16	3 month USD-LIBOR-BBA minus 0.45%	DB Custom PT Short 11 PR	(135,565)
Goldman Sachs International
	$5,780	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(51)
	5,780	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(51)
	2,634	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(24)
	31,759	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(277)
	23,121	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(205)
	9,083	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(81)
	32,742	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(285)
	30,533	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	279
	31,238	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(315)
	43,974	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(534)
	45,159	—	1/12/43	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	448
baskets	44,562	—	12/15/20	(1 month USD-LIBOR-BBA plus 0.30%)	A basket (GSCBPUR1) of common stocks	90,023
units	17,585	—	12/15/20	(0.45%)	Goldman Sachs Volatility Carry US Scaled 3x Excess Return Strategy	29,626
units	301	—	12/12/16	1 month USD-LIBOR-BBA minus 0.17%	MSCI Emerging Markets TR Net USD	(6,080)
JPMorgan Chase Bank N.A.
	$10,477	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(91)
	32,414	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(283)
	30,533	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	279
baskets	42,743	—	3/24/17	3 month USD-LIBOR-BBA minus 0.44%	A basket (JPCMPTSH) of common stocks	(85,754)
UBS AG
units	5,794	—	8/19/16	1 month USD-LIBOR-BBA minus 0.25%	MSCI Emerging Markets TR Net USD	(20,780)

Total		$(289)	$(536,538)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$68	$1,000	5/11/63	300 bp	$7
	CMBX NA BBB- Index	BBB-/P	121	2,000	5/11/63	300 bp	(2)
	CMBX NA BBB- Index	BBB-/P	228	4,000	5/11/63	300 bp	(16)
	CMBX NA BBB- Index	BBB-/P	247	4,000	5/11/63	300 bp	2
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	887	8,000	5/11/63	300 bp	398
	CMBX NA BBB- Index	BBB-/P	157	28,000	1/17/47	300 bp	(2,363)
	Credit Suisse International
	CMBX NA BB Index	—	(1,889)	107,000	5/11/63	(500 bp)	9,959
	CMBX NA BBB- Index	BBB-/P	381	29,000	5/11/63	300 bp	(1,388)
	CMBX NA BBB- Index	BBB-/P	1,588	145,000	5/11/63	300 bp	(7,273)
	CMBX NA BBB- Index	BBB-/P	11,113	324,000	1/17/47	300 bp	(18,052)
	CMBX NA BBB- Index	BBB-/P	26,801	753,000	1/17/47	300 bp	(40,982)
	CMBX NA BBB- Index	BBB-/P	60,362	808,000	1/17/47	300 bp	(12,372)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	10	4,000	5/11/63	300 bp	(234)
	CMBX NA BBB- Index	BBB-/P	(23)	5,000	5/11/63	300 bp	(328)
	CMBX NA BBB- Index	BBB-/P	4	1,000	1/17/47	300 bp	(86)
	CMBX NA BBB- Index	BBB-/P	55	7,000	1/17/47	300 bp	(573)
	CMBX NA BBB- Index	BBB-/P	29	8,000	1/17/47	300 bp	(692)
	CMBX NA BBB- Index	BBB-/P	29	8,000	1/17/47	300 bp	(692)
	CMBX NA BBB- Index	BBB-/P	68	16,000	1/17/47	300 bp	(1,372)
	CMBX NA BBB- Index	BBB-/P	57	16,000	1/17/47	300 bp	(1,383)
	CMBX NA BBB- Index	BBB-/P	57	16,000	1/17/47	300 bp	(1,383)
	CMBX NA BBB- Index	BBB-/P	209	21,000	1/17/47	300 bp	(1,681)
	CMBX NA BBB- Index	BBB-/P	35	32,000	1/17/47	300 bp	(2,846)
	CMBX NA BBB- Index	BBB-/P	449	53,000	1/17/47	300 bp	(4,322)
	CMBX NA BBB- Index	BBB-/P	1,699	63,000	1/17/47	300 bp	(3,972)
	CMBX NA BB Index	—	(248)	29,000	5/11/63	(500 bp)	2,963
	CMBX NA BB Index	—	(58)	6,000	5/11/63	(500 bp)	607
	CMBX NA BB Index	—	51	5,000	5/11/63	(500 bp)	605
	CMBX NA BB Index	—	(53)	5,000	5/11/63	(500 bp)	501
	CMBX NA BB Index	—	67	4,000	5/11/63	(500 bp)	510
	CMBX NA BB Index	—	5	4,000	5/11/63	(500 bp)	448
	CMBX NA BB Index	—	68	3,000	5/11/63	(500 bp)	400
	CMBX NA BB Index	—	(10)	5,000	1/17/47	(500 bp)	767
	CMBX NA BBB- Index	BBB-/P	(3)	1,000	5/11/63	300 bp	(64)
	CMBX NA BBB- Index	BBB-/P	457	11,000	1/17/47	300 bp	(533)
	CMBX NA BBB- Index	BBB-/P	475	11,000	1/17/47	300 bp	(515)
	CMBX NA BBB- Index	BBB-/P	443	11,000	1/17/47	300 bp	(547)
	CMBX NA BBB- Index	BBB-/P	443	11,000	1/17/47	300 bp	(547)
	CMBX NA BBB- Index	BBB-/P	232	11,000	1/17/47	300 bp	(758)
	CMBX NA BBB- Index	BBB-/P	92	12,000	1/17/47	300 bp	(988)
	CMBX NA BBB- Index	BBB-/P	485	16,000	1/17/47	300 bp	(955)
	CMBX NA BBB- Index	BBB-/P	3,190	23,000	1/17/47	300 bp	1,120
	CMBX NA BBB- Index	BBB-/P	354	46,000	1/17/47	300 bp	(3,786)
	CMBX NA BBB- Index	BBB-/P	3,099	75,000	1/17/47	300 bp	(3,651)
	JPMorgan Securities LLC
	CMBX NA BBB- Index	—	(118)	22,000	5/11/63	(300 bp)	1,226
	CMBX NA BBB- Index	—	(528)	22,000	5/11/63	(300 bp)	817
	CMBX NA BBB- Index	—	(283)	11,000	5/11/63	(300 bp)	389

	Total		$110,902	$(93,637)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2016. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 25 Index	B+/P	$(34,005)	$2,292,000	12/20/20	500 bp	$(103,578)

	Total		$(34,005)	$(103,578)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2016. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

Key to holding's currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2016 through March 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $33,187,346.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(b)	The aggregate identified cost on a tax basis is $39,163,946, resulting in gross unrealized appreciation and depreciation of $1,010,852 and $784,553, respectively, or net unrealized appreciation of $226,299.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$8,587,075	$939,727	$3,050,320	$5,777	$6,476,482
	Putnam Short Term Investment Fund*	6,090,869	4,673,907	3,545,785	7,912	7,218,991
	Totals	$14,677,944	$5,613,634	$6,596,105	$13,689	$13,695,473
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $10,642,926 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance returns on securities owned, to enhance the return on a security owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk, and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge nterest rate risk, to gain exposure on interest rates, and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $841,084 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $941,803 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$235,269	$5,097	$—
Capital goods	458,216	—	—
Communication services	672,280	60,447	—
Consumer cyclicals	1,005,953	47,744	—
Consumer staples	912,214	—	—
Energy	373,719	25,826	—
Financials	1,522,331	148,000	—
Health care	695,937	47,369	—
Technology	1,302,722	—	—
Transportation	225,579	45,550	—
Utilities and power	342,902	—	—
Total common stocks	7,747,122	380,033	—
Asset-backed securities	—	133,000	51,000
Commodity linked notes	—	1,479,847	—
Corporate bonds and notes	—	127,008	—
Foreign government and agency bonds and notes	—	320,798	—
Investment companies	1,793,852	—	—
Mortgage-backed securities	—	2,254,554	589,182
Purchased options outstanding	—	70,999	—
Purchased swap options outstanding	—	5,527	—
U.S. government and agency mortgage obligations	—	5,216,249	—
Warrants	—	342,669	—
Short-term investments	13,695,473	5,182,932	—

Totals by level	$23,236,447	$15,513,616	$640,182

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(57,948)	$—
Futures contracts	(64,880)	—	—
Written options outstanding	—	(5,584)	—
Written swap options outstanding	—	(31,154)	—
Forward premium swap option contracts	—	(478)	—
TBA sale commitments	—	(2,097,188)	—
Interest rate swap contracts	—	106,613	—
Total return swap contracts	—	(536,249)	—
Credit default contracts	—	(274,112)	—

Totals by level	$(64,880)	$(2,896,100)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in Note 1), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
The following is a reconciliation of Level 3 assets as of the close of the reporting period:

Investments in securities:	Balance as of December 31, 2015	Accrued discounts/ premiums	Realized gain/ (loss)	Change in net unrealized appreciation/ (depreciation)#	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of March 31, 2016

Asset-backed securities	$133,000	—	—	—	51,000	(133,000)	—	—	$51,000
Mortgage-backed securities	$489,513	(17,374)	—	(13,440)	130,702	(219)	—	—	$589,182

Totals	$622,513	$(17,374)	$—	$(13,440)	$181,702	$(133,219)	$—	$—	$640,182

† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $13,440 related to Level 3 securities still held at period end. Total change in unrealized appreciation/(depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.

Level 3 securities which are fair valued by Putnam Management, are not material to the fund.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$22,188	$296,300
Foreign exchange contracts	92,828	150,776
Equity contracts	1,274,835	1,457,308
Interest rate contracts	222,154	152,219

Total	$1,612,005	$2,056,603

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$27,000
Purchased swap option contracts (contract amount)		$2,500,000
Written equity option contracts (contract amount)		$16,000
Written swap option contracts (contract amount)		$2,200,000
Futures contracts (number of contracts)		80
Forward currency contracts (contract amount)		$8,900,000
Centrally cleared interest rate swap contracts (notional)		$39,600,000
OTC total return swap contracts (notional)		$39,000,000
OTC credit default contracts (notional)		$3,000,000
Centrally cleared credit default contracts (notional)		$2,500,000
Warrants (number of warrants)		93,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	—	—	40,138	—	—	—	—	—	—	—	—	—	—	—	—	40,138
	OTC Total return swap contracts*#	503,560	357	—	38,328	2,464	144,105	120,376	—	279	—	—	—	—	—	—	809,469
	OTC Credit default contracts*#	—	—	—	—	11,848	—	6,979	—	—	3,361	—	—	—	—	—	22,188
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	9,693	—	—	—	—	9,693
	Forward currency contracts#	5,149	11,045	—	18,033	1,809	3,819	11,404	1,478	20,374	—	—	9,158	4,632	4,525	1,402	92,828
	Forward premium swap option contracts#	—	—	—	—	—	—	—	—	1,267	—	—	—	—	—	—	1,267
	Purchased swap options#	—	2,071	—	—	225	—	1,643	—	1,588	—	—	—	—	—	—	5,527
	Purchased options#	—	—	—	30,093	—	—	—	—	40,906	—	—	—	—	—	—	70,999

	Total Assets	$508,709	$13,473	$40,138	$86,454	$16,346	$147,924	$140,402	$1,478	$64,414	$3,361	$9,693	$9,158	$4,632	$4,525	$1,402	$1,052,109

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	20,609	—	—	—		—	—	—	—	—	—	—	—	20,609
	OTC Total return swap contracts*#	734,961	280	—	354,947	5,154	135,565	7,903	—	86,128	—	—	—	—	20,780	—	1,345,718
	OTC Credit default contracts*#	673	3,009	—	—	180,312	—	42,733	—	—	—	—	—	—	—	—	226,727
	Centrally cleared credit default contracts§	—	—	3,710	—	—	—	—	—	—	—	—	—	—	—	—	3,710
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	6,526	—	—	—	—	6,526
	Forward currency contracts#	15,239	8,573	—	21,637	7,656	5,883	15,801	1,771	28,897	—	—	10,388	8,539	21,292	5,100	150,776
	Forward premium swap option contracts#	—	—	—	—	—	—	—	—	1,745	—	—	—	—	—	—	1,745
	Written swap options#	—	2,678	—	—	343	—	—	—	28,133	—	—	—	—	—	—	31,154
	Written options#	—	—	—	2,386	—	2,144	—	—	1,054	—	—	—	—	—	—	5,584

	Total Liabilities	$750,873	$14,540	$24,319	$378,970	$193,465	$143,592	$66,437	$1,771	$145,957	$—	$6,526	$10,388	$8,539	$42,072	$5,100	$1,792,549

	Total Financial and Derivative Net Assets	$(242,164)	$(1,067)	$15,819	$(292,516)	$(177,119)	$4,332	$73,965	$(293)	$(81,543)	$3,361	$3,167	$(1,230)	$(3,907)	$(37,547)	$(3,698)	$(740,440)
	Total collateral received (pledged)##†	$(241,959)	$—	$—	$(279,916)	$(159,968)	$—	$—	$—	$(81,543)	$—	$—	$—	$—	$—	$—
	Net amount	$(205)	$(1,067)	$15,819	$(12,600)	$(17,151)	$4,332	$73,965	$(293)	$—	$3,361	$3,167	$(1,230)	$(3,907)	$(37,547)	$(3,698)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 27, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 27, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 27, 2016